Accounting policies - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 186,169	€ 160,441	€ 180,838
Gross amount of financial liabilities offset in the balance sheet	(46,540)	(45,105)	(47,472)
Net amount of financial assets presented in the balance sheet	139,629	115,336	133,366
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	186,414	214,849	210,327
Gross amount of financial assets offset in the balance sheet	(46,540)	(45,105)	(47,472)
Net amount of financial liabilities presented in the balance sheet	139,874	169,744	162,855
Gross amount of other items offset in the balance sheet	1,445	1,645	1,742
Assets subject to netting and collateral arrangements on balance sheet	128,637	97,017	110,445
Liabilities subject to netting and collateral arrangements on balance sheet	130,969	153,566	137,097
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	107,055	103,740	127,679
Gross amount of financial liabilities offset in the balance sheet	(42,509)	(37,960)	(45,259)
Net amount of financial assets presented in the balance sheet	64,546	65,780	82,420
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	79,114	56,701	53,159
Gross amount of financial liabilities offset in the balance sheet	(4,031)	(7,145)	(2,213)
Net amount of financial assets presented in the balance sheet	75,083	49,556	50,946
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	104,213	103,896	127,784
Gross amount of financial assets offset in the balance sheet	(42,509)	(37,960)	(45,259)
Net amount of financial liabilities presented in the balance sheet	61,704	65,936	82,525
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	82,201	110,953	82,543
Gross amount of financial assets offset in the balance sheet	(4,031)	(7,145)	(2,213)
Net amount of financial liabilities presented in the balance sheet	€ 78,170	€ 103,808	€ 80,330